CASH FLOW ITEMS (Tables)	9 Months Ended
Sep. 30, 2017
Cash Flow Statement [Abstract]
Schedule of Other Non-cash Items, Operating Activities
Adjustments for other non-cash items within operating activities

		Three months ended September 30,		Nine months ended September 30,
	Notes	2017	2016	2017	2016
Share-based compensation		$1.3	$1.1	$4.4	$3.6
Amortization of gains related to flow-through common shares	25	(0.2)	(1.2)	(3.5)	(3.3)
Changes in estimates of asset retirement obligations at closed sites		(2.2)	—	(0.9)	3.3
Gain on derivatives		(6.1)	(0.8)	(7.3)	(1.3)
Gain on purchase of 6.75% senior unsecured notes	25	—	(4.0)	—	(4.0)
Write-down of assets		0.2	1.3	1.5	4.1
Other		0.8	(0.6)	0.7	0.5
		$(6.2)	$(4.2)	$(5.1)	$2.9

Schedule of Changes in Non-cash Working Capital Items and Non-current Ore Stockpiles
Movements in non-cash working capital items and non-current ore stockpiles

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Receivables and other current assets	$7.8	$6.6	$10.1	$(0.5)
Inventories and non-current ore stockpiles	(19.8)	1.9	(20.6)	7.4
Accounts payable and accrued liabilities	15.5	6.0	14.8	15.5
	$3.5	$14.5	$4.3	$22.4

Schedule of Other Investing Activities
Other investing activities

		Three months ended September 30,		Nine months ended September 30,
	Notes	2017	2016	2017	2016
Disposal (acquisition) of investments		$0.7	$1.5	$1.1	$(2.0)
Advances to related parties	29	(3.0)	(0.6)	(5.3)	(2.4)
Repayments from related parties	29	0.3	0.2	0.8	2.3
Other		—	0.2	0.1	0.9
		$(2.0)	$1.3	$(3.3)	$(1.2)

Schedule of Other Financing Activities
Other financing activities

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Repayment of finance lease liabilities	$—	$(0.1)	$—	$(1.0)
Dividends paid to non-controlling interests	(2.0)	—	(3.1)	(1.5)
Other finance costs	(1.6)	(0.5)	(2.5)	(2.8)
	$(3.6)	$(0.6)	$(5.6)	$(5.3)

Schedule of Reconciliation of Long-term Debt Arising from Financing Activities
Reconciliation of long-term debt arising from financing activities

	Notes
Balance, December 31, 2016		$485.1
Net proceeds from issuance of senior notes	17(a)	393.6
Non-cash changes:
Amortization of deferred financing charges		0.7
Change in fair value of embedded derivative	18(c)	(5.3)
Loss on redemption of 6.75% Senior unsecured notes	17(a)	20.2
Cash changes:
Repayment of 6.75% Senior unsecured notes	17(a)	(505.6)
Balance, September 30, 2017		$388.7